Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for information pursuant to the rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for uncollectible accounts receivable, inventory valuation, impairment of intangible assets, useful lives and impairment for property and equipment, valuation allowance for deferred tax assets, fair value of financial instruments and contingencies. Actual results could vary from the estimates and assumptions that were used.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform with the current period presentation. The reclassification had no impact on net income and financial position.
Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Company uses Hong Kong dollars (“HKD”) as the reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands and BVI is the United States dollar (“US$”) and the functional currency of its Hong Kong subsidiary is the Hong Kong dollar (“HKD”), and its UK subsidiary is the Pound Sterling (“GBP”). The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as other income (expense), net in the consolidated statements of comprehensive income (loss).

The consolidated financial statements of the Group are translated from the functional currency into HKD. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into HKD using the appropriate historical rates. Revenues and expenses, gains and losses are translated into HKD using the periodic average exchange rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income (expense) in the consolidated statements of comprehensive income (loss).

Convenience translation

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of income and consolidated statements of cash flows from HKD into US$ as of and for the year ended December 31, 2025, are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HKD 7.7833, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HKD amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts receivable and allowance for expected credit losses

Accounts receivable and allowance for expected credit losses

Accounts receivable, net are stated at the original amount less an allowance for expected credit loss on such receivables. The allowance for expected credit losses is estimated based upon the assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the customers’ ability to pay. An allowance is also made when there is objective evidence for us to reasonably estimate the amount of probable loss. The Company regularly reviews the adequacy and appropriateness of the allowance for doubtful accounts. The receivables are written off after all collection efforts have ceased.

Other non-current assets	Other non-current assets Other non-current assets are rental deposits.
Prepayment, other receivables and other current assets, net

Prepayment, other receivables and other current assets, net

Prepayment, other receivables and other current assets, net primarily include prepayments to suppliers, other receivables from agency income and others.

Inventories, net

Inventories, net

Inventories, net, representing finished goods for sale, are stated at the lower of cost or net realizable value, using the weighted average method. The Company evaluates the need for impairment associated with obsolete, slow-moving, and non-saleable inventory by reviewing net realizable value on a periodic basis but at least annually. Only defective products are eligible for returning to the materials suppliers. For the years ended December 31, 2023, 2024 and 2025, HKD68,536, HKD23,585 and HKD27,655 (US$3,553) of impairment for inventories was recognized, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to operations. At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation are relieved of the applicable amounts. Gains or losses from retirements or sale are credited or charged to operations.

The Company depreciates property and equipment using the straight-line method as follows:

Leasehold improvement	Over the shorter of the terms of leases or 5 years when the renewal of leases is unconditional

Furniture, fixtures, and office equipment	6 years to 7 years

Intangible assets, net

Intangible assets, net

Intangible assets are primarily purchased from third parties and Neo-Concept (Holdings) Company Limited, a company control by Ms. Siu. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Intangible assets that have determinable lives are amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:

Computer software – Point-of-sale system	10 years
Trademarks – brand name	6 years

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, representing property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2024 and 2025, no impairment of long-lived assets was recognized.

Investment in equity investees

Investment in equity investees

Equity investment represents the Company’s investment in privately held company. If it is determined that the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee, the equity method of accounting is used. Under this method, the investment, originally recorded at cost, is adjusted to recognize share of results of the equity investee as they occur, with losses limited to the extent of interest in the equity investee. The Company has elected the fair value option allowed by ASC 825-10-15-4, for its equity method investments because management believes this approach will better reflect the economics of its equity interest. Under the fair value option, the investment is remeasured at fair value (level 3) at each reporting period, if any, recorded in the consolidated statements of income and comprehensive income (loss).

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by us.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Unless otherwise disclosed, fair values of the Company’s other financial instruments including cash and cash equivalents, accounts receivable, net, prepayment, other current assets, amounts due to related parties, accruals and other payables, tax recoverable, tax payable are approximated to their recorded values due to their short-term maturities.

Accruals and other payables	Accruals and other payables Accruals and other payables primarily include payroll payable, interest payable, VAT and other accruals and payables.
Leases

Leases

The Company adopted ASC 842, “Leases” (“ASC 842”) on January 1, 2020, using the modified retrospective transition method through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedient. The Company categorized leases with contractual terms longer than twelve months as either operating or finance lease. The adoption of ASC 842 resulted in recognition of Operating Right-of-use (“ROU”) assets of HKD541,625 and operating lease liabilities of and HKD541,625 as of January 1, 2020. There is no impact to accumulated deficit at adoption.

ROU assets represent the rights to use underlying assets for the lease terms and lease liabilities represent the obligation to make lease payments arising from the leases. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. If the implicit rate in lease is not readily determinable for the operating leases, the Company generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company elected not to separate non-lease components from lease components; therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases. Lease payments are fixed.

For operating leases, lease expense is recognized on a straight-line basis in operations over the lease term.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU assets and lease liabilities on the consolidated balance sheets.

Lease payments that depend on the future use of the leased property, such as sales volume during the lease term, are contingent rentals and, accordingly, are excluded from minimum lease payments in their entirety in accordance with ASC 840-10-25-5. Accordingly, these contingent rentals are excluded from the ROU assets and lease liabilities on the consolidated balance sheets. Lease payments of the Group’s retail stores located in the UK are charged based on the sales volume during the lease terms and therefore they are excluded from the recognition of ROU assets and lease liabilities on the consolidated balance sheets.

Bank borrowings

Bank borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Employee Benefit Plan

Employee benefit plan

Payments to the Mandatory Provident Fund Scheme under the Hong Kong Mandatory Provident Fund Schemes Ordinance and state-managed retirement benefit schemes in other jurisdictions are recognized as an expense when employees have rendered service entitling them to the contributions.

Related parties

Related parties

The Company adopted ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions.

The details of related party transactions during the year ended December 31, 2023, 2024 and 2025, and balances as at December 31, 2024 and 2025 are set out in note 13.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, “Revenue from Contracts with Customers”, and all subsequent ASUs that modified ASC 606 on April 1, 2017, using the full retrospective method which requires us to present the financial statements for all periods as if Topic 606 had been applied to all prior periods. The Company derives revenue principally from sales of private-labelled apparel products and sales of own-branded apparel products in the retail stores. Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration a company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The revenues from sales of private-labelled apparel products and sales of own-branded apparel products in the retail stores and digital channels are recognized at a point in time.

The transaction price is allocated to each performance obligation in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price is fixed and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. Revenue is recognized at a point in time. Typically, performance obligation for products where the process is described as below, the performance obligation is satisfied at point in time.

The Company currently generates its revenue from the following main sources:

Sale of private-labelled apparel products-customized original design manufacturer

The Company currently generates revenue from the sale of private-labelled apparel products. The Company is an original design manufacturer. The Company offers customized design and manufacturing services to customers. The Company typically receives purchase orders from customers who operate retail stores, which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfil in order to recognize revenue. There is only one performance obligation as a series of services of this revenue stream are interrelated and are not separable or distinct as the customers cannot benefit from the standalone task (i.e. customers do not obtain any benefits other than the finished products). The key performance obligation is the delivery of the finished product to the customer at their specified location at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. Typical payment terms set forth in the purchase order ranges from 30 to 90 days from invoice date.

The transaction price does not include variable consideration provision for right of return as the Company does not have sales return policy and no sales return is offered. No right of return is included in the revenue of the Company.

Retail sale of own-branded apparel products - “les 100 ciels”

The Company currently generate revenue from the sale of own-branded apparel products through the physical and digital channels. Retail revenue at a point of sale is measured at the fair value of the consideration received at the time the sale is made to the customer, net of discounts. Customers settle the consideration by cash or credit cards. For online sales, the Company has elected to treat shipping and handling as fulfillment activities and not a separate performance obligation. Accordingly, the Company recognizes revenue for the single performance obligation related to online sales at the time control of the merchandise passes to the customer, which is generally at the time of shipment.

The transaction price includes variable consideration provision for right of return as the Company has sales return policy. The Company records an allowance for estimated merchandise returns based on the historical return patterns and various other assumptions that management believes to be reasonable. For the years ended December 31, 2023, 2024 and 2025, the provision for material claims against in relation to defective products, or any material product returns from the customers were nil, nil and HKD24,042 (US$3,089), respectively.

Following the adoption of ASC 606, the Company considered the guidance set forth in ASC 340-40, and determined that an asset would be recognized from costs incurred to fulfill a contract under ASC 340-40-25-5 only if those costs meet all of the following criteria:

●	The costs relate directly to a contract or an anticipated contract that the entity can specifically identify (for example, costs relating to services to be provided under the renewal of an existing contract or costs of designing an asset to be transferred under a specific contract that has not yet been approved).
●	The costs generate or enhance resources of the entity that will be used in satisfying (or continuing to satisfy) performance obligations in the future.
●	The costs are expected to be recovered.

The Company elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset would have been one year or less.

Costs that relate directly to a contract include cost of purchasing of private-labelled and own-branded apparel products from suppliers.

The Company elected to treat shipping and handling costs undertaken by the Company after the customer has obtained control of the related goods as a fulfillment activity and present as transportation costs in selling and marketing expenses.

Costs associated with the production of advertising, such as writing, printing, and other costs, are expensed as incurred. Costs associated with communicating advertising that has been produced, such as magazine costs, are expensed when the advertising event takes place.

Cost of revenues

Cost of revenues

Cost of revenues of private-labelled apparel products and cost of revenues of own-branded apparel products in the retail stores, which are directly related to revenue-generating transactions, primarily consist of cost of purchasing of private-labelled and own-branded apparel products from suppliers, and inbound shipping and handling cost.

Selling and marketing expenses	Selling and marketing expenses Selling and marketing expenses consist primarily of transportation and distribution expenses and marketing and displaying expenses.
General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of personnel-related compensation expenses, including salaries and related social insurance costs for the operations and supporting personnel, office rental and office expenses, insurance, amortization of intangible assets, write-down of inventories, allowance for expected credit losses, depreciation, professional services fees, and other expenses related to general operations.

Shipping and handling costs

Shipping and handling costs are expensed as incurred. Inbound shipping and handling costs associated with bringing the products from suppliers to the Company’s retail stores are included in cost of revenues. Outbound shipping and handling costs associated with shipping and delivery the products to customers are included in selling and marketing expenses.

Income taxes

Income taxes

The Company accounts for income taxes pursuant to ASC Topic 740, “Income Taxes”. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, are dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC Topic 740-10-05, “Income Tax”, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the consolidated financial statements. It also provides accounting guidance on derecognizing, classification, and disclosure of these uncertain tax positions.

The policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expenses.

Value added tax (“VAT”)

Value added tax (“VAT”)

The subsidiary in UK is subject to VAT and related surcharges on revenue generated from sale of products. The Group records revenue net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. The primary applicable rate of the United Kingdom VAT is 20% for the years ended December 31, 2023, 2024 and 2025.

Comprehensive Income

Comprehensive income

The Company presents comprehensive income in accordance with ASC Topic 220, “Comprehensive Income”. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income (loss) were the net income for the years and the foreign currency translation adjustments.

Commitments and Contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may considers many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their consolidated financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer. The CODM has determined that the Company operates as a single operating segment and uses net income (loss) as measures of profit or loss when making decisions regarding resource allocation and performance assessment.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2024 and 2025, there were no dilutive shares.

New and amended standards adopted by the Company

New and amended standards adopted by the Company

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company has adopted ASU 2023-09 for the year beginning on January 1, 2025, which was applied retrospectively to all prior periods presented.

New accounting standards that have not yet been adopted

New accounting standards that have not yet been adopted

On November 4, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the Consolidated Financial Statements.

In January 2025, the FASB issued ASU 2025-01 Income Statement-Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact that the adoption of ASU 2025-01 will have on its consolidated financial statement presentation or disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient and, if applicable, an accounting policy election to simplify the measurement of credit losses for certain receivables and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in any interim or annual period in which financial statements have not been issued or made available for issuance. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated balance sheets, statements of income and comprehensive income (loss) and cash flows.